Real Estate and Accumulated Depreciation - Schedule III	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation, Schedule III

					Initial Costs		Subsequent to Acquisition
Property		State	Acquisition Date	Encumbrances at December 31, 2020	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31,2020(1) (2)	Accumulated Depreciation(3) (4)
Fresenius Medical Care - Winfield, AL	(5)	AL	5/10/2013	$—	$152	$1,568	$—	$—	$1,720	$353
Adena Health Center - Jackson, OH	(5)	OH	6/28/2013	—	242	4,494	—	—	4,736	873
Ouachita Community Hospital - West Monroe, LA	(5)	LA	7/12/2013	—	633	5,304	—	—	5,937	1,049
CareMeridian - Littleton, CO	(5)	CO	8/8/2013	—	976	8,900	—	111	9,987	2,560
Oak Lawn Medical Center - Oak Lawn, IL		IL	8/21/2013	5,343	835	7,217	—	—	8,052	1,620
Surgery Center of Temple - Temple, TX	(5)	TX	8/30/2013	—	225	5,208	—	432	5,865	992
Greenville Health System - Greenville, SC	(5), (9)	SC	10/10/2013	—	720	3,045	—	—	3,765	569
Stockbridge Family Medical - Stockbridge, GA		GA	2/21/2014	1,781	823	1,799	—	131	2,753	379
Arrowhead Medical Plaza II - Glendale, AZ		AZ	2/21/2014	7,540	—	9,758	—	1,867	11,625	2,458
Village Center Parkway - Stockbridge, GA		GA	2/21/2014	2,434	1,135	2,299	—	156	3,590	633
Creekside MOB - Douglasville, GA		GA	4/30/2014	8,814	2,709	5,320	—	637	8,666	1,472
Bowie Gateway Medical Center - Bowie, MD		MD	5/7/2014	9,153	983	10,321	—	81	11,385	1,878
Campus at Crooks & Auburn Building D - Rochester Mills, MI		MI	5/19/2014	3,627	640	4,166	—	118	4,924	831
Berwyn Medical Center - Berwyn, IL	(5)	IL	5/29/2014	—	1,305	7,559	—	—	8,864	1,298
Countryside Medical Arts - Safety Harbor, FL		FL	5/30/2014	6,983	915	7,663	—	60	8,638	1,428
St. Andrews Medical Park - Venice, FL		FL	5/30/2014	11,119	1,666	10,005	2	933	12,606	2,193
Campus at Crooks & Auburn Building C - Rochester Mills, MI		MI	6/3/2014	3,831	609	3,893	—	130	4,632	810
Laguna Professional Center - Elk Grove, CA		CA	7/15/2014	8,887	1,811	14,598	—	311	16,720	2,748
UC Davis MOB - Elk Grove, CA		CA	7/15/2014	8,136	1,138	7,242	—	282	8,662	1,455
Estate at Hyde Park - Tampa, FL	(7)	FL	7/31/2014	20,116	1,777	20,308	—	660	22,745	3,950
Autumn Ridge of Clarkston - Clarkston, MI	(7)	MI	8/12/2014	19,245	655	19,967	—	38	20,660	3,809
Sunnybrook of Burlington - Burlington, IA	(6)	IA	8/26/2014	12,783	518	16,739	—	240	17,497	3,414
Sunnybrook of Carroll - Carroll, IA	(6)	IA	8/26/2014	6,144	473	11,263	—	36	11,772	2,086
Prairie Hills at Cedar Rapids - Cedar Rapids, IA	(7)	IA	8/26/2014	8,014	195	8,595	—	116	8,906	1,623
Prairie Hills at Clinton - Clinton, IA	(6)	IA	8/26/2014	10,759	890	18,882	—	47	19,819	3,653
Prairie Hills at Des Moines - Des Moines, IA	(6)	IA	8/26/2014	5,418	647	13,745	—	41	14,433	2,827
Sunnybrook of Fairfield - Fairfield, IA	(5)	IA	8/26/2014	—	340	14,115	—	233	14,688	2,871
Sunnybrook of Ft. Madison - Ft. Madison, IA	(5)	IA	8/26/2014	—	263	3,931	—	203	4,397	452
Prairie Hills at Independence - Independence, IA	(5)	IA	8/26/2014	—	473	10,600	—	176	11,249	1,949
Sunnybrook of Mt. Pleasant - Mt. Pleasant, IA	(5)	IA	8/26/2014	—	205	10,935	—	125	11,265	1,947
Sunnybrook of Muscatine - Muscatine, IA	(6)	IA	8/26/2014	11,989	302	13,840	—	145	14,287	2,614
Prairie Hills at Ottumwa - Ottumwa, IA	(5)	IA	8/26/2014	—	538	9,186	—	78	9,802	1,838
Prairie Hills at Tipton - Tipton, IA	(5)	IA	8/26/2014	—	306	10,409	—	33	10,748	1,812

					Initial Costs		Subsequent to Acquisition
Property		State	Acquisition Date	Encumbrances at December 31, 2020	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31,2020(1) (2)	Accumulated Depreciation(3) (4)
Liberty Court - Dixon, IL	(5)	IL	8/29/2014	—	119	1,998	—	37	2,154	423
Lakeside Vista - Holland, MI	(6)	MI	8/29/2014	6,128	378	12,196	—	420	12,994	2,324
The Atrium - Rockford, IL	(5)	IL	8/29/2014	—	164	1,746	—	237	2,147	213
Arrowhead Medical Plaza I - Glendale, AZ		AZ	9/10/2014	4,571	—	6,447	—	1,311	7,758	1,341
Sunnybrook of Burlington - Land - Burlington, IA		MO	9/23/2014	—	620	—	—	—	620	—
Community Health MOB - Harrisburg, PA	(10)	PA	9/26/2014	5,424	—	6,170	—	—	6,170	996
Brady MOB - Harrisburg, PA	(10)	PA	9/26/2014	19,661	—	22,485	—	—	22,485	3,545
Landis Memorial - Harrisburg, PA	(5), (10)	PA	9/26/2014	—	—	32,484	—	—	32,484	5,138
FOC II - Mechanicsburg, PA	(10)	PA	9/26/2014	16,136	—	16,473	—	132	16,605	2,982
FOC Clinical - Mechanicsburg, PA	(10)	PA	9/26/2014	17,695	—	19,634	—	—	19,634	3,497
FOC I - Mechanicsburg, PA	(10)	PA	9/26/2014	8,204	—	8,923	—	155	9,078	1,713
Copper Springs Senior Living - Meridian, ID	(5)	ID	9/29/2014	—	498	7,130	—	101	7,729	1,771
Addington Place of Brunswick - Brunswick, GA	(5)	GA	9/30/2014	—	1,509	14,402	—	36	15,947	2,917
Addington Place of Dublin - Dublin, GA	(5)	GA	9/30/2014	—	403	9,281	—	115	9,799	2,036
Allegro at Elizabethtown - Elizabethtown, KY	(5)	KY	9/30/2014	—	317	7,290	—	232	7,839	1,719
Addington Place of Johns Creek - Johns Creek, GA	(7)	GA	9/30/2014	10,139	997	11,943	—	456	13,396	2,492
Allegro at Jupiter - Jupiter, FL	(6)	FL	9/30/2014	34,370	3,741	49,534	—	276	53,551	9,424
Addington Place of Lee's Summit - Lee's Summit, MO	(7)	MO	9/30/2014	17,187	2,734	25,008	—	309	28,051	4,772
Addington Place at Mills - Roswell, GA	(5)	GA	9/30/2014	—	1,000	8,611	—	2,205	11,816	2,139
Addington Place of College Harbour - St Petersburg, FL	(5)	FL	9/30/2014	—	3,791	8,684	—	1,392	13,867	2,657
Allegro at Stuart - Stuart, FL	(6)	FL	9/30/2014	49,069	5,018	60,575	—	625	66,218	11,807
Allegro at Tarpon - Tarpon Springs, FL	(7)	FL	9/30/2014	7,350	2,360	13,728	—	415	16,503	3,363
Addington Place of Titusville - Titusville, FL	(6)	FL	9/30/2014	12,423	1,379	13,976	—	414	15,769	3,112
Allegro at St. Petersburg - Land - St. Petersburg, FL		FL	9/30/2014	—	3,045	—	—	—	3,045	—
Gateway MOB - Clarksville, TN	(9)	TN	10/3/2014	17,560	—	16,367	—	1,010	17,377	2,993
Addington at Wellington Green - Wellington, FL	(5) (11)	FL	10/17/2014	—	3,182	25,364	—	(2,131)	26,415	1,002
Dyer Building - Dyer, IN	(5)	IN	10/17/2014	—	601	8,992	—	64	9,657	1,474
757 Building - Munster, IN	(5)	IN	10/17/2014	—	645	7,885	—	—	8,530	1,272
761 Building - Munster, IN		IN	10/17/2014	6,797	1,436	8,616	—	59	10,111	1,491
759 Building - Munster, IN		IN	10/17/2014	8,271	1,101	8,899	—	—	10,000	1,476
Schererville Building - Schererville, IN		IN	10/17/2014	—	1,260	935	—	29	2,224	278
Meadowbrook Senior Living - Agoura Hills, CA	(7)	CA	11/25/2014	19,167	8,821	48,682	—	1,840	59,343	8,703

					Initial Costs		Subsequent to Acquisition
Property		State	Acquisition Date	Encumbrances at December 31, 2020	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31,2020(1) (2)	Accumulated Depreciation(3) (4)
Mount Vernon Medical Office Building - Mount Vernon, WA	(9)	WA	11/25/2014	15,797	—	18,519	—	3	18,522	3,059
Wellington at Hershey's Mill - West Chester, PA	(5)	PA	12/3/2014	—	8,531	80,734	—	1,771	91,036	14,109
Careplex West Medical Office Building - Hampton, VA		VA	12/3/2014	7,187	2,628	16,098	—	187	18,913	2,621
Hampton River Medical Arts Building - Hampton, VA	(9)	PA	12/3/2014	—	—	18,083	—	146	18,229	3,170
Eye Specialty Group Medical Building - Memphis, TN		TN	12/5/2014	8,475	775	7,223	—	—	7,998	1,154
Addington Place of Alpharetta - Alpharetta, GA		GA	12/10/2014	—	1,604	26,069	—	500	28,173	4,858
Addington Place of Prairie Village - Prairie Village, KS	(7)	KS	12/10/2014	14,812	1,782	21,869	—	356	24,007	4,240
Bloom MOB - Harrisburg, PA	(10)	PA	12/15/2014	15,322	—	15,928	—	175	16,103	2,605
Medical Sciences Pavilion - Harrisburg, PA	(10)	PA	12/15/2014	18,272	—	22,309	—	—	22,309	3,438
Wood Glen Nursing and Rehab Center - West Chicago, IL	(5)	IL	12/16/2014	—	1,896	16,107	—	—	18,003	3,647
Pinnacle Center - Southaven, MS		MS	12/16/2014	7,085	1,378	6,547	—	573	8,498	1,344
Paradise Valley Medical Plaza - Phoenix, AZ		AZ	12/29/2014	13,085	—	25,194	—	1,178	26,372	4,404
Victory Medical Center at Craig Ranch - McKinney, TX		TX	12/30/2014	—	1,596	40,475	—	1,340	43,411	6,488
Rivershores Healthcare & Rehab Centre - Marseilles, IL	(5)	IL	12/31/2014	—	1,276	6,868	—	—	8,144	1,653
Morton Terrace Healthcare & Rehab Centre - Morton, IL	(5)	IL	12/31/2014	—	709	5,649	—	—	6,358	1,610
Morton Villa Healthcare & Rehab Centre - Morton, IL	(5)	IL	12/31/2014	—	645	3,687	—	87	4,419	1,000
The Heights Healthcare & Rehab Centre - Peoria Heights, IL	(5)	IL	12/31/2014	—	214	7,952	—	—	8,166	2,007
Colonial Healthcare & Rehab Centre - Princeton, IL	(5)	IL	12/31/2014	—	173	5,871	—	—	6,044	1,656
Capitol Healthcare & Rehab Centre - Springfield, IL	(5)	IL	12/31/2014	—	603	21,699	—	26	22,328	4,792
Acuity Specialty Hospital - Mesa, AZ	(5)	AZ	1/14/2015	—	1,977	16,203	—	543	18,723	2,713
Acuity Specialty Hospital - Sun City, AZ		AZ	1/14/2015	—	2,329	15,795	—	279	18,403	2,602
Addington Place of Shoal Creek - Kansas City, MO	(7)	MO	2/2/2015	13,391	3,723	22,259	—	383	26,365	4,175
Aurora Healthcare Center - Green Bay, WI	(5)	WI	3/18/2015	—	1,130	1,678	—	—	2,808	311
Aurora Healthcare Center - Greenville, WI	(5)	WI	3/18/2015	—	259	958	—	—	1,217	188
Aurora Healthcare Center - Kiel, WI	(5)	WI	3/18/2015	—	676	2,214	—	—	2,890	367
Aurora Healthcare Center - Plymouth, WI		WI	3/18/2015	17,038	2,891	24,224	—	—	27,115	4,029
Aurora Healthcare Center - Waterford, WI	(5)	WI	3/18/2015	—	590	6,452	—	—	7,042	1,035
Aurora Healthcare Center - Wautoma, WI	(5)	WI	3/18/2015	—	1,955	4,361	—	—	6,316	729
Arbor View Assisted Living and Memory Care - Burlington, WI	(5)	WI	3/31/2015	—	367	7,815	—	44	8,226	1,651
Advanced Orthopedic Medical Center - Richmond, VA		VA	4/7/2015	15,390	1,523	19,229	—	—	20,752	2,934
Palm Valley Medical Plaza - Goodyear, AZ		AZ	4/7/2015	2,998	1,890	4,940	—	228	7,058	907
Physicians Plaza of Roane County - Harriman, TN		TN	4/27/2015	6,293	1,746	7,842	—	32	9,620	1,276
Adventist Health Lacey Medical Plaza - Hanford, CA		CA	4/29/2015	11,526	328	13,302	—	44	13,674	1,925

					Initial Costs		Subsequent to Acquisition
Property		State	Acquisition Date	Encumbrances at December 31, 2020	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31,2020(1) (2)	Accumulated Depreciation(3) (4)
Medical Center I - Peoria, AZ		AZ	5/15/2015	3,085	807	1,115	—	513	2,435	741
Medical Center II - Peoria, AZ		AZ	5/15/2015	—	945	1,330	—	5,023	7,298	1,125
Commercial Center - Peoria, AZ		AZ	5/15/2015	3,254	959	1,110	—	635	2,704	375
Medical Center III - Peoria, AZ		AZ	5/15/2015	2,137	673	1,651	—	811	3,135	659
Morrow Medical Center - Morrow, GA		GA	6/24/2015	4,334	1,155	5,674	—	270	7,099	909
Belmar Medical Building -Lakewood, CO		CO	6/29/2015	3,770	819	4,287	—	289	5,395	703
Addington Place - Northville, MI	(7)	MI	6/30/2015	13,287	440	14,975	—	303	15,718	2,569
Conroe Medical Arts and Surgery Center - Conroe, TX		TX	7/10/2015	13,221	1,965	12,198	—	573	14,736	2,071
Medical Center V - Peoria, AZ		AZ	7/10/2015	2,786	1,089	3,200	—	370	4,659	562
Legacy Medical Village - Plano, TX		TX	7/10/2015	23,662	3,755	31,097	—	639	35,491	4,788
Scripps Cedar Medical Center - Vista, CA		CA	8/6/2015	14,983	1,213	14,596	—	48	15,857	2,052
Nuvista Institute for Healthy Living - Jupiter, FL	(11)	FL	8/7/2015	—	8,586	54,051	(1,511)	(7,939)	53,187	1,284
Ramsey Woods Memory Care - Cudahy, WI	(5)	WI	10/2/2015	—	930	4,990	—	29	5,949	925
East Coast Square West - Cedar Point, NC		NC	10/15/2015	5,254	1,535	4,803	—	6	6,344	696
East Coast Square North - Morehead City, NC		NC	10/15/2015	3,933	899	4,761	—	6	5,666	679
Eastside Cancer Institute - Greenville, SC	(5)	SC	10/22/2015	—	1,498	6,637	—	32	8,167	960
Sassafras Medical Building - Erie, PA		PA	10/22/2015	2,315	928	4,629	—	3	5,560	611
Sky Lakes Klamath Medical Clinic - Klamath Falls, OR	(5)	OR	10/22/2015	—	433	2,623	—	—	3,056	366
Courtyard Fountains - Gresham, OR	(5)	OR	12/1/2015	—	2,476	50,601	—	881	53,958	8,037
Presence Healing Arts Pavilion - New Lenox, IL	(9)	IL	12/4/2015	5,966	—	6,768	—	76	6,844	991
Mainland Medical Arts Pavilion - Texas City, TX		TX	12/4/2015	6,174	320	7,923	—	305	8,548	1,266
Renaissance on Peachtree - Atlanta, GA	(6)	GA	12/15/2015	50,821	4,535	68,895	—	1,751	75,181	10,102
Fox Ridge Senior Living at Bryant - Bryant, AR		AR	12/29/2015	7,133	1,687	12,936	—	544	15,167	2,811
Fox Ridge Senior Living at Chenal - Little Rock, AR		AR	12/29/2015	16,390	6,896	20,579	—	163	27,638	3,732
Fox Ridge North Little Rock - North Little Rock, AR	(9)	AR	12/29/2015	10,170	—	19,265	—	261	19,526	3,199
Autumn Leaves of Cy-Fair - Houston, TX		TX	12/31/2015	—	1,225	11,335	—	59	12,619	1,880
Autumn Leaves of Meyerland - Houston, TX		TX	12/31/2015	—	2,033	13,411	—	21	15,465	2,123
Autumn Leaves of Clear Lake, Houston, TX		TX	12/31/2015	—	1,599	13,194	—	18	14,811	2,181
Autumn Leaves of The Woodlands - The Woodlands, TX		TX	12/31/2015	—	2,413	9,141	—	20	11,574	1,619
High Desert Medical Group Medical Office Building - Lancaster, CA		CA	4/7/2017	7,480	1,459	9,300	—	—	10,759	1,141
Northside Hospital - Canton, GA		GA	7/13/2017	8,014	3,408	8,191	—	40	11,639	784
West Michigan Surgery Center - Big Rapids, MI	(5)	MI	8/18/2017	—	258	5,677	—	—	5,935	502

					Initial Costs		Subsequent to Acquisition
Property		State	Acquisition Date	Encumbrances at December 31, 2020	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31,2020(1) (2)	Accumulated Depreciation(3) (4)
Camellia Walk Assisted Living and Memory Care - Evans, GA	(6)	GA	9/28/2017	12,563	1,854	17,372	—	822	20,048	2,001
Cedarhurst of Collinsville - Collinsville, IL	(5), (8)	IL	12/22/2017	—	1,228	8,652	—	113	9,993	819
Arcadian Cove Assisted Living - Richmond, KY	(5), (8)	KY	12/22/2017	—	481	3,923	—	63	4,467	420
Beaumont Medical Center - Warren, MI	(5), (8)	MI	12/22/2017	—	1,078	9,525	—	19	10,622	796
DaVita Dialysis - Hudson, FL	(5), (8)	FL	12/22/2017	—	226	1,979	—	—	2,205	160
DaVita Bay Breeze Dialysis Center - Largo, FL	(5), (8)	FL	12/22/2017	—	399	896	—	—	1,295	87
Greenfield Medical Plaza - Gilbert, AZ	(5), (8)	AZ	12/22/2017	—	1,476	4,144	—	48	5,668	357
RAI Care Center - Clearwater, FL	(5), (8)	FL	12/22/2017	—	624	3,156	—	—	3,780	252
Illinois CancerCare - Galesburg, IL	(5), (8)	IL	12/22/2017	—	290	2,457	—	—	2,747	221
UnityPoint Clinic - Muscatine, IA	(5), (8)	IA	12/22/2017	—	570	4,541	—	2	5,113	389
Lee Memorial Health System Outpatient Center - Ft. Myers	(5), (8)	FL	12/22/2017	—	439	4,374	—	363	5,176	369
Decatur Medical Office Building - Decatur, GA	(5), (8), (9)	GA	12/22/2017	—	695	3,273	—	—	3,968	295
Madison Medical Plaza - Joliet, IL	(5), (8), (9)	IL	12/22/2017	—	—	16,855	—	37	16,892	1,267
Woodlake Office Center - Woodbury, MN	(8)	MN	12/22/2017	8,638	1,017	10,688	—	1,297	13,002	873
Rockwall Medical Plaza - Rockwall, TX	(5), (8)	MN	12/22/2017	—	1,097	4,582	—	182	5,861	403
MetroHealth Buckeye Health Center - Cleveland, OH	(5), (8)	OH	12/22/2017	—	389	4,367	—	5	4,761	347
UnityPoint Clinic - Moline, IL	(5), (8)	IL	12/22/2017	—	396	2,880	—	1	3,277	246
VA Outpatient Clinic - Galesberg, IL	(5), (8)	IL	12/22/2017	—	359	1,852	—	—	2,211	181
Philip Professional Center - Lawrenceville, GA	(8)	GA	12/22/2017	5,780	1,285	6,714	—	169	8,168	577
Texas Children’s Hospital - Houston, TX	(5)	TX	3/5/2018	—	1,368	4,428	—	116	5,912	484
Florida Medical Heartcare - Tampa, FL	(5)	FL	3/29/2018	—	586	1,902	—	—	2,488	215
Florida Medical Somerset - Tampa, FL	(5)	FL	3/29/2018	—	61	1,366	—	—	1,427	134
Florida Medical Tampa Palms - Tampa, FL	(5)	FL	3/29/2018	—	141	1,402	—	—	1,543	143
Florida Medical Wesley Chapel - Tampa, FL	(5)	FL	3/29/2018	—	485	1,987	—	—	2,472	228
Aurora Health Center - Milwaukee, WI	(5)	WI	4/17/2018	—	1,014	4,041	—	—	5,055	528
Vascular Surgery Associates - Tallahassee, FL	(5)	FL	5/11/2018	—	902	5,383	—	—	6,285	554
Glendale MOB - Farmington Hills, MI	(5)	MI	8/28/2018	—	504	12,332	—	—	12,836	904
Crittenton Washington MOB - Washington Township, MI	(5)	MI	9/12/2018	—	640	4,090	—	43	4,773	351
Crittenton Sterling Heights MOB - Sterling Heights, MI	(5)	MI	9/12/2018	—	1,398	2,695	—	181	4,274	280
Advocate Aurora MOB - Elkhorn, WI	(5)	WI	9/24/2018	—	181	9,452	—	—	9,633	762
Pulmonary & Critical Care Med - Lemoyne, PA		PA	11/13/2018	4,271	621	3,805	—	—	4,426	442
Dignity Emerus Blue Diamond - Las Vegas, NV		NV	11/15/2018	13,966	2,182	16,594	—	—	18,776	969

					Initial Costs		Subsequent to Acquisition
Property		State	Acquisition Date	Encumbrances at December 31, 2020	Land	Building and Improvements	Land	Building and Improvements	Gross Amount at December 31,2020(1) (2)	Accumulated Depreciation(3) (4)
Dignity Emerus Craig Rd - North Las Vegas, NV		NV	11/15/2018	18,780	3,807	22,803	—	—	26,610	1,344
Greenfield MOB - Greenfield, WI		WI	1/17/2019	7,526	1,552	8,333	—	225	10,110	757
Milwaukee MOB - South Milwaukee, WI		WI	1/17/2019	4,136	410	5,041	—	—	5,451	278
St. Francis WI MOB - St. Francis, WI		WI	1/17/2019	9,085	865	11,355	—	159	12,379	733
Lancaster Medical Arts MOB - Lancaster, PA	(5)	PA	6/20/2019	—	85	4,417	—	—	4,502	346
Women’s Healthcare Group MOB - York, PA	(5)	PA	6/21/2019	—	624	2,161	—	—	2,785	281
Pioneer Spine Sports - Northampton, MA	(5)	MA	7/22/2019	—	435	1,858	—	—	2,293	75
Pioneer Spine Sport - Springfield, MA	(5)	MA	7/22/2019	—	333	2,530	—	—	2,863	107
Pioneer Spine Sports - West Springfield, MA	(5)	MA	7/22/2019	—	374	4,295	—	—	4,669	176
Felicita Vida - Escondido, CA	(5)	CA	9/3/2019	—	1,677	28,953	—	17	30,647	1,098
Cedarhurst of Edwardsville - Edwardsville, IL		IL	1/10/2020	—	321	9,032	—	—	9,353	262
UMPC Sir Thomas Court - Harrisburg, PA	(5)	PA	1/17/2020	—	745	6,272	—	—	7,017	157
UMPC Fisher Road - Mechanicsburg, PA	(5)	PA	1/17/2020	—	747	3,844	—	—	4,591	105
Swedish American MOB - Roscoe, IL	(5)	IL	1/22/2020	—	599	5,862	—	—	6,461	185
Cedarhurst of Sparta - Sparta, IL	(5)	IL	1/31/2020	—	381	13,807	—	22	14,210	405
UMPC Chambers Hill - Harrisburg, PA	(5)	PA	2/3/2020	—	498	4,238	—	—	4,736	103
Cedarhurst of Shiloh - Shiloh, IL		IL	3/13/2020	13,684	376	28,299	—	14	28,689	612
Bayshore Naples Memory Care - Naples, FL	(5)	FL	3/20/2020	—	3,231	17,112	—	—	20,343	356
Circleville MOB - Circleville, OH	(5)	OH	12/7/2020	—	765	4,011	—	—	4,776	9

Total				$905,536	$214,160	$2,098,361	$(1,509)	$34,696	$2,345,708	$328,095
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Note - The above schedule excludes properties that are reflected as part of Assets Held for Sale at December 31, 2020.
(1)Acquired intangible lease assets allocated to individual properties in the amount of $276.0 million are not reflected in the table above.
(2)The tax basis of aggregate land, buildings and improvements as of December 31, 2020 is $2.3 billion.
(3)The accumulated depreciation column excludes $184.7 million of accumulated amortization associated with acquired intangible lease assets.
(4)Depreciation is computed using the straight-line method over the estimated useful lives of up to 40 years for buildings, 15 years for land improvements and 5 years for fixtures.
(5)These unencumbered properties were part of the borrowing base of the Credit Facility, which had $323.7 million of outstanding borrowings as of December 31, 2020. The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the real estate assets comprising the borrowing base have been pledged for the benefit of the lenders thereunder (see Note 5 — Credit Facilities, Net for additional details).
(6)These properties collateralize the Capital One Facility, which had $212.5 million of outstanding borrowings as of December 31, 2020.
(7)These properties collateralize the KeyBank Facility, which had $142.7 million of outstanding borrowings as of December 31, 2020.
(8)These properties were acquired from American Realty Capital Healthcare Trust III, Inc. in 2017. See Note 9 — Related Party Transactions and Arrangements for additional information.
(9)Some or all of the land underlying this property is subject to an operating land lease. The related right-of-use assets are separately recorded. See Note 16 — Commitments and Contingencies for additional information.
(10)The building amount represents combined direct financing lease for the total asset as the land element was not required to be bifurcated under ASU 840. See Note 16 — Commitments and Contingencies for additional information.
(11)The property has been impaired as of December 31, 2020. See Note 3 — Real Estate Investments, Net “Assets Held for Use and Related Impairments” for additional information.
A summary of activity for real estate and accumulated depreciation for the years ended December 31, 2020, 2019 and 2018:

	December 31,
(In thousands)	2020	2019	2018
Real estate investments, at cost (1):
Balance at beginning of year	$2,211,451	$2,296,627	$2,229,374
Additions-Acquisitions	98,364	80,980	121,244
Disposals, impairments and reclasses (2)	35,893	(166,156)	(53,991)
Balance at end of the year	$2,345,708	$2,211,451	$2,296,627

Accumulated depreciation (1):
Balance at beginning of year	$260,399	$226,167	$170,271
Depreciation expense	63,393	64,731	62,595
Disposals, impairments and reclasses (2)	4,303	(30,499)	(6,699)
Balance at end of the year	$328,095	$260,399	$226,167
__________
(1)Acquired intangible lease assets and related accumulated depreciation are not reflected in the table above.
(2)Includes amounts relating to dispositions and impairment charges on assets held for sale for the years ended December 31, 2020, 2019 and 2018. Amounts for the year ended December 31, 2020 include the reclassification of approximately $49.4 million and $8.7 million of assets and accumulated depreciation, respectively, that were previously classified as held-for-sale as of December 31, 2019 to real estate investments, at cost and accumulated depreciation during the year ended December 31, 2020. For additional information on this reclassification during the year ended December 31, 2020, see Note 3 — Real Estate Investments.